INCOME AND SOCIAL CONTRIBUTION TAXES - Carryforwards (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2022	Dec. 31, 2021
INCOME AND SOCIAL CONTRIBUTION TAXES
Tax loss carryforward	R$ 5,050,620	R$ 4,627,504
Negative tax basis of social contribution carryforward	R$ 5,133,467	R$ 4,567,489